Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption, par value		0.0001	$ 0.0001
Preferred stock, par value		0.0001	0.0001
Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption, par value		0.0001	0.0001
Preferred stock, par value		0.0001	0.0001
As Restated
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption, par value		0.0001	0.0001
Preferred stock, par value		0.0001	0.0001
Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	0.0001	0.0001
Class A Common Stock | As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		0.0001	0.0001
Class A Common Stock | Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		0.0001	0.0001
Class A Common Stock | As Restated
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		0.0001	0.0001
Class B Common Stock
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	0.0001
Class B Common Stock | As Previously Reported
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		0.0001	0.0001
Class B Common Stock | Restatement Adjustment
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		0.0001	0.0001
Class B Common Stock | As Restated
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001